Share-based Compensation - Summary of Share Option Activity (Detail) - 2016 Plan [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	15,213,515	15,752,273
Number of shares, Granted	3,142,500	3,636,000		15,299,019
Number of shares, Exercised	(6,155,477)	(3,590,783)
Number of shares, Forfeited	(144,626)	(583,975)
Number of shares, Ending balance	12,019,912	15,213,515	15,752,273
Number of shares, Vested and expected to vest	11,636,382
Number of shares, Exercisable	5,784,511
Weighted average grant date fair value, Beginning balance	¥ 29.53	¥ 28.51
Weighted average grant date fair value, Granted	44.27	53.79
Weighted average grant date fair value, Exercised	54.72	43.40
Weighted average grant date fair value, Forfeited	83.44	67.79
Weighted average grant date fair value, Ending balance	19.87	¥ 29.53	¥ 28.51
Weighted average grant date fair value, Vested and expected to vest	36.67
Weighted average grant date fair value, Exercisable	¥ 28.23
Weighted average remaining contractual term, Outstanding	8 years 2 months 4 days	8 years 4 months 17 days	8 years 11 months 19 days
Weighted average remaining contractual term, Vested and expected to vest	8 years 2 months 4 days
Weighted average remaining contractual term, Exercisable	7 years 1 month 28 days
Aggregate Intrinsic Value, Outstanding	¥ 424,630,143	¥ 1,358,130,772
Aggregate Intrinsic Value, Outstanding	578,275,151	¥ 424,630,143	¥ 1,358,130,772
Aggregate Intrinsic Value, Vested and expected to vest	558,151,921
Aggregate Intrinsic Value, Exercisable	¥ 277,460,467